Fair value measurement - Schedule of impacts of reasonably possible changes in significant Level 3 assumptions (Details) - GBP (£) £ in Millions	Sep. 30, 2023	Sep. 30, 2022
Financing derivatives | +20 basis point increase in Limited Price Index (LPI) market curve
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+20 basis point increase in Limited Price Index (LPI) market curve	£ (38)	£ (51)
Financing derivatives | -20 basis point decrease in LPI market curve
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-20 basis point decrease in LPI market curve	38	51
Financing derivatives | +20 basis point increase between Retail Price Index (RPI) and Consumer Price Index (CPI)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+20 basis point increase between Retail Price Index (RPI) and Consumer Price Index (CPI)	36	17
Financing derivatives | -20 basis point decrease between RPI and CPI market curves
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-20 basis point decrease between RPI and CPI market curves	(33)	(16)
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% increase in commodity prices	15	35
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% decrease in commodity prices	(15)	(36)
Commodity contract derivatives | +10% market area price change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+10% market area price change	12	7
Commodity contract derivatives | -10% market area price change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-10% market area price change	(11)	(7)
Other | +50 basis points change in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+50 basis points change in discount rate	(8)	(9)
Other | -50 basis points change in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-50 basis points change in discount rate	9	£ 10
Other | +10% change in venture capital price
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+10% change in venture capital price	30
Other | -10% change in venture capital price
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-10% change in venture capital price	£ (30)